Related Party Transactions (Details) - USD ($)																	3 Months Ended	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 18, 2023	Jul. 14, 2023	Jun. 21, 2023	May 17, 2023	May 08, 2023	May 04, 2023	Apr. 24, 2023	Apr. 21, 2023	Jan. 20, 2023	Oct. 19, 2022	Aug. 02, 2022	Jun. 16, 2022	Oct. 21, 2021	Mar. 27, 2021	Mar. 11, 2021	Mar. 08, 2021	Mar. 29, 2023	May 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 30, 2023	Mar. 31, 2023	Oct. 31, 2021	Jul. 16, 2021
Related Party Transactions (Details) [Line Items]
Common stock equals or exeeds price per share (in Dollars per share)																			$ 11.5							$ 10
Sponsor to renew outstanding balance					$ 19,957
Settlement amount paid						$ 258,214
Outstanding balance				$ 250,000
Aggregate shares (in Shares)								0.055
Sponsor loaned			$ 127,000				$ 110,000
Percentage of interest rate																			8.00%				8.00%
Working capital loan			17,000																$ 17,000
Related party transaction, amount of transaction																			5,000
Borrowings																			17,000
Shares issued (in Shares)													1,500,000
Consulting payment																		$ 16,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)													11,500,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance		$ 200,000
Interest rate		8.00%
Accrued accrued percentage		8.00%
Sponsor loaned	$ 120,000
Percentage of interest rate	8.00%
Working capital loan	$ 10,000
August Two thousand and twenty two promissory note [Member]
Related Party Transactions (Details) [Line Items]
Balance due to the lender																			209,235
Accrued default interest																			$ 38,185
October Two thousand and twenty two promissory note [Member]
Related Party Transactions (Details) [Line Items]
Maturity date										May 15, 2023
Repayments of debt																	$ 50,000
January Two thousand and twenty three promissory note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount									$ 200,000
Maturity date									Jul. 15, 2023
Sponsor loaned			$ 110,000
January Two thousand and twenty three promissory note [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loaned	$ 110,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Percentage of common shares																			50.00%
Representative Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)																			57,500			57,500
Initial Stockholders [Member] | Common Class B [Member] | Restriction On Transfer [Member]
Related Party Transactions (Details) [Line Items]
Common stock equals or exeeds price per share (in Dollars per share)																			$ 12
Administrative Service [Member]
Related Party Transactions (Details) [Line Items]
Accrual expense																						$ 30,000
Working Capital Loans [Member] | Working Capital Warrants [Member]
Related Party Transactions (Details) [Line Items]
Working capital warrant converted upon consummation																			$ 1,500,000			$ 1,500,000
Working capital warrant per share (in Dollars per share)																			$ 1.5			$ 1.5
Caltech Trading Corp [Member] | IPO [Member] | Forward Purchase Units [Member]
Related Party Transactions (Details) [Line Items]
Purchase of units issued (in Dollars per share)																			9,000,000			9,000,000
Purchase of units issued per share (in Dollars per share)																			$ 10			$ 10
Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)																2,875,000
Aggregate purchase price																$ 25,000
Shares subject to forfeiture (in Shares)																375,000
Percentage of common stock issued and outstanding																20.00%
Sponsor [Member] | Common Class B [Member] | Jenny Junkeer Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Foundder shares sold (in Shares)														15,000
Sale price per share (in Dollars per share)														$ 0.009
Sponsor [Member] | Common Class B [Member] | Robin Meister Independent Director [Member]
Related Party Transactions (Details) [Line Items]
Foundder shares sold (in Shares)														10,000
Sale price per share (in Dollars per share)														$ 0.009
Sponsor [Member] | Common Class B [Member] | Michael Tomczyk Independent Director [Member]
Related Party Transactions (Details) [Line Items]
Foundder shares sold (in Shares)														10,000
Sale price per share (in Dollars per share)														$ 0.009
Sponsor [Member] | Common Class B [Member] | Lynn Perkins Independent Director [Member]
Related Party Transactions (Details) [Line Items]
Foundder shares sold (in Shares)														10,000
Sale price per share (in Dollars per share)														$ 0.009
Sponsor [Member] | Common Class B [Member] | ARC Capita [Member]
Related Party Transactions (Details) [Line Items]
Foundder shares sold (in Shares)															50,000
Sale price per share (in Dollars per share)															$ 0.009
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 300,000						$ 400,000
Borrowed amount																$ 141,768
Sponsor [Member] | June 2022 Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												$ 20,000
Maturity date												May 15, 2023
Remains outstanding non-interest bearing																						$ 19,957		$ 19,957
Sponsor [Member] | August 2022 Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											$ 200,000
Maturity date											Feb. 02, 2023
Interest rate											9.00%
Principal amount																			$ 209,235			200,000
Sponsor [Member] | August 2022 Note [Member] | Accrued Interest [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest																			10,794			7,545
Sponsor [Member] | Administrative Service [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, amount of transaction																			$ 30,000	$ 5,000	$ 20,000	30,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Borrowings																					$ 0	0
Sponsor [Member] | General And Administrative Services [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, amount of transaction																						$ 5,000
Sponsor And Initial Stockholders [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, percentage of ownership after transaction														20.00%
Sponsor And Initial Stockholders [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, percentage of ownership after transaction														50.00%
Representative [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Liquidation rights waived on failure of business combination																			12 months			12 months
Representative [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Liquidation rights waived on failure of business combination																			18 months			18 months
Initial Stockholders [Member] | Common Class B [Member] | Restriction On Transfer [Member]
Related Party Transactions (Details) [Line Items]
Common stock equals or exeeds price per share (in Dollars per share)																						$ 12
Percentage of shares subject to lock in																						50.00%
Lock in period for shares																						6 months
Number of trading days for determining the share price																						20 days
Number of consecutive trading days for determining the share price																						30 days
Percentage of shares subject to lock in, Remaining shares																						50.00%
Lock in period for remaining shares																						6 months